Components of income tax expense - (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Income Tax Expense (Benefit) [Abstract]
Subtotal	$ 37,427	$ 109,088	$ 109,065
Deferred Income Tax Expense (Benefit) [Abstract]
Subtotal	(288,754)	(135,491)	5,862
Income tax (benefit) expense	(251,327)	(26,403)	114,927
PUERTO RICO
Current Income Tax Expense (Benefit) [Abstract]
Current Federal Tax Expense (Benefit)	27,118	108,090	107,343
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal Income Tax Expense (Benefit)	(90,796)	(138,632)	(99,636)
Income Tax Reconciliation Change in Deferred Tax Asset	(197,467)	0	103,287
Income tax (benefit) expense	(251,327)	(26,403)	114,927
UNITED STATES
Current Income Tax Expense (Benefit) [Abstract]
Current Federal And States Tax Expense (Benefit)	10,309	998	1,722
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal And States Income Tax Expense (Benefit)	$ (491)	$ 3,141	$ 2,211